Stock-Based Compensation (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock-Based Compensation [Line Items]
Percentage of stock options granted	25.00%		25.00%
Pecentage of ISO granted to stockholder.	10.00%		10.00%
Percentage of ISO granted to non-stockholder	10.00%		10.00%
Percentage of fair market value at time of grant	110.00%		110.00%
Shares reserved for issuance (in Shares)			1,663,766	2,537,712
Total compensation expense		$ 85,000	$ 112	$ 521,000
Fair value of options granted	$ 65,000		80,000	518,000
Compensation Expense, Excluding Cost of Good and Service Sold			$ 185,000	$ 230,000
Weighted-average period over			2 years 8 months 12 days	2 years 9 months 7 days
Cash received from exercise of stock options	$ 434,000			$ 145,000
Common stock outstanding percent	4.00%
Shares available for issuance (in Shares)	5,000,000
Accelerated vesting expense	$ 185,000
Weighted average grant date fair value per share (in Dollars per share)	$ 2.02		$ 0.07	$ 0.18
Option Arrangements [Member]
Stock-Based Compensation [Line Items]
Shares reserved for issuance (in Shares)	10,752,566
Equity Option [Member]
Stock-Based Compensation [Line Items]
Cash received from exercise of stock options	$ 432,000		$ 0	$ 146,000
2025 Plan [Member]
Stock-Based Compensation [Line Items]
Pecentage of ISO granted to stockholder.	10.00%		10.00%
2018 Plan [Member]
Stock-Based Compensation [Line Items]
Total compensation expense	$ 247,000